Share-based payments - Reconciliation of Outstanding RSUs (Details) - Restricted Share Units	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
Number of RSUs
Outstanding at beginning of year (in shares)	3,623,867	0
Number of RSUs granted (in shares)	3,314,794	3,740,366
Forfeited during the year (in shares)	(221,455)	(112,499)
Exercised during the period (in shares)	(104,559)	(4,000)
Outstanding at end of year (in dollars per share)	6,612,647	3,623,867
Number of other equity instruments exercisable in share-based payment arrangement	0	0
Weighted average remaining contractual life of RSUs outstanding	2 years 9 months 3 days
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares	$ 0	$ 0